JPMorgan Government Bond Fund
Schedule of Portfolio Investments as of May 31, 2024
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan Government Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — 34.8%
U.S. Treasury Bonds
5.25%, 11/15/2028	20,000	20,577
1.88%, 2/15/2041	14,500	9,793
2.00%, 11/15/2041	27,000	18,301
3.88%, 2/15/2043	15,000	13,409
3.88%, 5/15/2043	10,000	8,925
3.75%, 11/15/2043	75,300	65,823
3.00%, 5/15/2045	31,000	23,824
2.75%, 11/15/2047	35,000	25,136
2.00%, 2/15/2050	35,000	20,930
1.25%, 5/15/2050	10,000	4,869
U.S. Treasury Inflation Indexed Bonds 1.38%, 2/15/2044	36,854	31,496
U.S. Treasury Notes
0.38%, 8/15/2024	10,000	9,901
2.25%, 11/15/2024	35,000	34,523
1.13%, 2/28/2025	25,000	24,258
0.50%, 3/31/2025	50,000	48,119
0.38%, 4/30/2025	20,000	19,150
3.88%, 4/30/2025	10,000	9,881
2.00%, 8/15/2025	20,000	19,281
1.63%, 2/15/2026	20,000	18,919
3.63%, 5/15/2026	10,000	9,767
2.25%, 2/15/2027	35,000	32,841
0.63%, 3/31/2027	30,000	26,809
2.25%, 8/15/2027	30,000	27,880
1.25%, 4/30/2028	11,120	9,807
3.50%, 4/30/2028	5,000	4,809
4.00%, 6/30/2028	25,000	24,478
3.13%, 11/15/2028	25,000	23,584
3.50%, 4/30/2030	5,000	4,739
4.25%, 2/28/2031	25,000	24,640
1.88%, 2/15/2032	10,000	8,306
3.50%, 2/15/2033	20,000	18,569
Total U.S. Treasury Obligations (Cost $722,279)		643,344
Mortgage-Backed Securities — 27.4%
FHLMC Gold Pools, 30 Year
Pool # C00354, 8.50%, 7/1/2024	—	—
Pool # C00376, 8.00%, 11/1/2024	1	1
Pool # C00414, 7.50%, 8/1/2025	1	1
Pool # D63303, 7.00%, 9/1/2025	—	—
Pool # G00981, 8.50%, 7/1/2028	3	3
Pool # C00742, 6.50%, 4/1/2029	28	28
Pool # C00785, 6.50%, 6/1/2029	10	10
Pool # C47318, 7.00%, 9/1/2029	153	157
Pool # C01292, 6.00%, 2/1/2032	14	14
Pool # A16155, 5.50%, 11/1/2033	45	45

JPMorgan Government Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # C03589, 4.50%, 10/1/2040	284	275
Pool # Q41177, 3.50%, 6/1/2046	11,253	10,112
Pool # G61334, 4.00%, 3/1/2047	2,285	2,145
Pool # Q54902, 4.00%, 3/1/2048	2,404	2,224
Pool # Q54950, 4.00%, 3/1/2048	3,297	3,100
Pool # Q59727, 4.00%, 11/1/2048	3,663	3,382
FHLMC UMBS, 30 Year
Pool # ZT1593, 3.50%, 1/1/2049	923	825
Pool # RA2484, 3.00%, 6/1/2050	4,198	3,591
Pool # RA2904, 3.00%, 6/1/2050	6,803	5,813
Pool # RA2970, 2.50%, 7/1/2050	7,849	6,384
Pool # QB2020, 2.50%, 8/1/2050	5,429	4,439
Pool # SD7535, 2.50%, 2/1/2051	4,655	3,843
Pool # RA5576, 2.50%, 7/1/2051	5,086	4,172
Pool # QC6209, 2.50%, 8/1/2051	4,990	4,075
Pool # QC7451, 2.00%, 9/1/2051	11,787	9,199
Pool # RA7683, 5.00%, 7/1/2052	6,986	6,735
Pool # RA7937, 5.00%, 9/1/2052	13,713	13,218
FNMA Pool # 620061 ARM, 5.76%, 11/1/2027 (a)	4	4
FNMA UMBS, 15 Year
Pool # MA0512, 4.00%, 9/1/2025	51	51
Pool # FM4449, 3.00%, 12/1/2034	6,134	5,831
Pool # CA7114, 2.50%, 9/1/2035	13,523	12,221
FNMA UMBS, 30 Year
Pool # 250575, 6.50%, 6/1/2026	3	3
Pool # 483802, 5.50%, 2/1/2029	53	54
Pool # 524949, 7.50%, 3/1/2030	5	5
Pool # 545639, 6.50%, 4/1/2032	61	63
Pool # 702435, 5.50%, 5/1/2033	410	412
Pool # 709441, 5.50%, 7/1/2033	118	118
Pool # 730711, 5.50%, 8/1/2033	189	190
Pool # 743127, 5.50%, 10/1/2033	171	172
Pool # 747628, 5.00%, 11/1/2033	325	320
Pool # 753662, 5.50%, 12/1/2033	215	214
Pool # 755615, 5.50%, 1/1/2034	257	258
Pool # 811755, 7.00%, 3/1/2035	627	644
Pool # 845834, 5.50%, 10/1/2035	136	136
Pool # 888201, 5.50%, 2/1/2036	63	64
Pool # 831409, 5.50%, 4/1/2036	332	333
Pool # 867420, 5.50%, 5/1/2036	182	183
Pool # 745802, 6.00%, 7/1/2036	329	338
Pool # 969708, 4.50%, 3/1/2038	34	33
Pool # AE1216, 3.50%, 1/1/2041	736	671
Pool # AE1260, 3.50%, 8/1/2041	474	424
Pool # AB5378, 3.50%, 5/1/2042	1,897	1,727
Pool # AO6710, 4.00%, 6/1/2042	1,907	1,790
Pool # AR5147, 3.00%, 3/1/2043	1,824	1,593
Pool # AT8192, 4.00%, 6/1/2043	1,261	1,175

JPMorgan Government Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # AS1112, 4.00%, 11/1/2043	3,083	2,876
Pool # BM1109, 4.00%, 10/1/2044	2,227	2,091
Pool # AS4073, 4.00%, 12/1/2044	1,474	1,369
Pool # AL8660, 4.00%, 6/1/2045	3,359	3,154
Pool # AS5648, 3.50%, 7/1/2045	1,891	1,697
Pool # AS6208, 3.50%, 10/1/2045	709	646
Pool # AS6344, 3.50%, 12/1/2045	2,060	1,849
Pool # BM5560, 4.00%, 1/1/2046	6,237	5,856
Pool # AL8030, 4.00%, 2/1/2046	2,082	1,952
Pool # AX5520, 3.00%, 5/1/2046	629	543
Pool # AX5546, 3.00%, 9/1/2046	1,195	1,035
Pool # AX5547, 3.50%, 9/1/2046	1,540	1,381
Pool # BM3744, 4.00%, 3/1/2047	6,497	6,101
Pool # BM1049, 4.00%, 4/1/2047	6,152	5,711
Pool # CA0411, 4.00%, 9/1/2047	4,395	4,127
Pool # CA0861, 3.50%, 11/1/2047	3,512	3,143
Pool # BJ1666, 4.00%, 12/1/2047	3,494	3,276
Pool # BM3477, 4.00%, 1/1/2048	3,064	2,847
Pool # CA1006, 4.00%, 1/1/2048	3,904	3,653
Pool # CA1361, 3.50%, 2/1/2048	2,880	2,578
Pool # BD9074, 3.50%, 3/1/2048	1,126	1,009
Pool # BJ4640, 4.00%, 3/1/2048	1,464	1,373
Pool # BD9078, 4.00%, 4/1/2048	2,036	1,878
Pool # BD9077, 3.50%, 5/1/2048	240	216
Pool # BD9083, 4.00%, 7/1/2048	2,233	2,067
Pool # CA2489, 4.50%, 10/1/2048	975	917
Pool # BN7416, 3.50%, 9/1/2049	2,215	1,976
Pool # BO1418, 3.50%, 9/1/2049	2,477	2,207
Pool # BO1427, 3.50%, 9/1/2049	2,239	1,994
Pool # CA4431, 3.50%, 10/1/2049	3,360	2,990
Pool # MA3803, 3.50%, 10/1/2049	1,636	1,458
Pool # FM2014, 3.00%, 11/1/2049	7,023	6,031
Pool # BN0803, 3.50%, 12/1/2049	922	822
Pool # MA3872, 3.50%, 12/1/2049	1,631	1,453
Pool # BN0807, 3.50%, 1/1/2050	723	645
Pool # FM2437, 3.00%, 2/1/2050	9,006	7,703
Pool # CA6144, 2.50%, 6/1/2050	11,927	9,712
Pool # BP7345, 3.00%, 6/1/2050	11,488	9,787
Pool # CA6322, 2.50%, 7/1/2050	9,385	7,642
Pool # CA6361, 2.50%, 7/1/2050	5,381	4,443
Pool # BQ1645, 2.50%, 8/1/2050	5,948	4,874
Pool # BQ1911, 2.00%, 10/1/2050	4,153	3,271
Pool # BQ2999, 2.50%, 10/1/2050	6,432	5,250
Pool # BQ6118, 2.50%, 10/1/2050	7,007	5,703
Pool # FM8787, 2.50%, 10/1/2051	15,990	13,057
Pool # FS2559, 3.00%, 12/1/2051	4,093	3,478
Pool # CB3121, 3.00%, 2/1/2052 (b)	7,484	6,303
Pool # CB5131, 5.00%, 11/1/2052	13,353	12,871

JPMorgan Government Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # FS3421, 5.00%, 12/1/2052	6,508	6,273
Pool # FS5027, 4.00%, 2/1/2053	4,711	4,284
Pool # BU4029, 5.00%, 6/1/2053	13,605	13,101
Pool # CB6842, 5.50%, 8/1/2053	13,048	12,852
FNMA, Other
Pool # AN0571, 3.10%, 1/1/2026	6,500	6,272
Pool # AM7199, 3.30%, 11/1/2026	2,869	2,754
Pool # FN0040, 3.02%, 6/1/2027 (a)	1,954	1,850
Pool # AN6800, 2.97%, 9/1/2027	3,245	3,056
Pool # AN6825, 2.80%, 10/1/2027	3,818	3,572
Pool # AN9486, 3.57%, 6/1/2028	12,281	11,678
Pool # 405220, 6.00%, 9/1/2028	2	2
Pool # AN3908, 3.12%, 1/1/2029	7,620	7,099
Pool # BL1950, 3.47%, 3/1/2029	12,686	11,920
Pool # AN8493, 3.30%, 2/1/2030	4,557	4,157
Pool # BM5425, 3.15%, 3/1/2030 (a)	2,008	1,835
Pool # BL9023, 1.22%, 11/1/2030	20,264	16,428
Pool # BL4576, 2.70%, 10/1/2031	15,000	12,917
Pool # AN8412, 3.39%, 2/1/2033	4,260	3,839
Pool # AN8464, 3.33%, 3/1/2033	6,124	5,495
Pool # BS3202, 1.94%, 9/1/2033	4,732	3,787
Pool # BL2944, 3.19%, 7/1/2034	1,700	1,461
Pool # BL3288, 2.52%, 9/1/2034	12,000	9,845
Pool # BL4331, 2.41%, 10/1/2034	15,276	12,445
Pool # BS2718, 1.95%, 8/1/2036	9,917	7,561
Pool # BL4215, 2.56%, 9/1/2036	6,816	5,472
Pool # BL7125, 2.04%, 6/1/2037	8,094	6,015
Pool # BF0617, 2.50%, 3/1/2062	5,267	4,125
GNMA I, 30 Year
Pool # 401860, 7.50%, 6/15/2025	—	—
Pool # 377557, 8.00%, 7/15/2025	1	1
Pool # 472679, 7.00%, 6/15/2028	—	—
Pool # 784010, 4.00%, 3/15/2045	357	345
Pool # 626938, 4.00%, 4/15/2045	197	190
Pool # 784041, 4.00%, 8/15/2045	2,438	2,356
Pool # 784208, 4.00%, 7/15/2046	3,449	3,335
Pool # 784897, 2.50%, 10/15/2049	8,202	6,945
Pool # BU5359, 3.00%, 4/15/2050	9,634	8,419
GNMA II, 30 Year
Pool # 2324, 8.00%, 11/20/2026	2	2
Pool # 2344, 8.00%, 12/20/2026	3	3
Pool # 2512, 8.00%, 11/20/2027	11	12
Pool # MA7589, 2.50%, 9/20/2051	5,009	4,176
Pool # CH2211, 3.50%, 9/20/2051	10,945	9,634
Total Mortgage-Backed Securities (Cost $581,008)		505,346

JPMorgan Government Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — 21.2%
FHLMC Seasoned Credit Risk Transfer Trust
Series 2019-3, Class M55D, 4.00%, 10/25/2058	1,410	1,281
Series 2020-1, Class M55G, 3.00%, 8/25/2059	12,529	10,927
FHLMC, REMIC
Series 3798, Class AY, 3.50%, 1/15/2026	277	273
Series 3809, Class BC, 3.50%, 2/15/2026	237	233
Series 3188, Class GE, 6.00%, 7/15/2026	134	134
Series 3926, Class MW, 4.50%, 9/15/2026	754	744
Series 1999, Class PU, 7.00%, 10/15/2027	8	8
Series 2031, Class PG, 7.00%, 2/15/2028	26	26
Series 2035, Class PC, 6.95%, 3/15/2028	76	76
Series 2064, Class PD, 6.50%, 6/15/2028	47	47
Series 2095, Class PE, 6.00%, 11/15/2028	40	40
Series 4314, Class DY, 3.50%, 3/15/2029	1,055	1,021
Series 4336, Class YB, 3.00%, 5/15/2029	1,298	1,269
Series 2152, Class BD, 6.50%, 5/15/2029	15	15
Series 2162, Class TH, 6.00%, 6/15/2029	97	97
Series 3737, Class DG, 5.00%, 10/15/2030	152	151
Series 3981, Class PA, 3.00%, 4/15/2031	861	847
Series 2367, Class ME, 6.50%, 10/15/2031	107	109
Series 2647, Class A, 3.25%, 4/15/2032	35	34
Series 2480, Class EJ, 6.00%, 8/15/2032	145	147
Series 4156, Class SB, IF, 4.91%, 1/15/2033 (a)	604	489
Series 4170, Class TS, IF, 5.17%, 2/15/2033 (a)	3,868	2,842
Series 4186, Class JE, 2.00%, 3/15/2033	4,866	4,464
Series 4188, Class JG, 2.00%, 4/15/2033	3,121	2,862
Series 4206, Class DA, 2.00%, 5/15/2033	2,285	2,097
Series 2611, Class QZ, 5.00%, 5/15/2033	907	882
Series 4429, Class HB, 3.00%, 1/15/2035	6,293	5,644
Series 2915, Class MU, 5.00%, 1/15/2035	772	766
Series 5000, Class CB, 1.25%, 1/25/2035	3,956	3,419
Series 4448, Class DY, 3.00%, 3/15/2035	5,542	5,062
Series 4458, Class BW, 3.00%, 4/15/2035	7,932	7,354
Series 3085, Class VS, IF, 6.97%, 12/15/2035 (a)	133	141
Series 3181, Class OP, PO, 7/15/2036	510	422
Series 3413, Class B, 5.50%, 4/15/2037	216	217
Series 4867, Class WF, 5.84%, 4/15/2037 (a)	3,517	3,533
Series 3325, Class JL, 5.50%, 6/15/2037	1,225	1,237
Series 3341, Class PE, 6.00%, 7/15/2037	857	877
Series 4365, Class HZ, 3.00%, 1/15/2040	3,112	2,816
Series 3699, Class QH, 5.50%, 7/15/2040	578	579
Series 3772, Class PE, 4.50%, 12/15/2040	3,031	2,954
Series 4047, Class PB, 3.50%, 1/15/2041	1,385	1,360
Series 3927, Class PC, 4.50%, 9/15/2041	3,939	3,770
Series 4002, Class CY, 3.50%, 2/15/2042	4,819	4,027
Series 4039, Class SA, IF, IO, 1.06%, 5/15/2042 (a)	2,486	224
Series 4061, Class LB, 3.50%, 6/15/2042	3,570	2,871
Series 4062, Class GY, 4.00%, 6/15/2042	6,109	5,667

JPMorgan Government Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 4091, Class BQ, 2.00%, 8/15/2042	5,000	4,147
Series 4091, Class PB, 2.00%, 8/15/2042	3,672	2,898
Series 4122, Class PY, 3.00%, 10/15/2042	3,000	2,560
Series 4394, Class PL, 3.50%, 10/15/2044	5,000	4,391
Series 4594, Class GN, 2.50%, 2/15/2045	1,665	1,488
Series 4606, Class KP, 2.50%, 7/15/2046	9,862	8,354
Series 4748, Class HE, 3.00%, 1/15/2048	6,567	5,598
Series 4974, Class PH, 1.50%, 6/25/2048	1,225	948
Series 4933, Class PA, 2.50%, 10/25/2049	5,891	4,825
Series 4925, Class PA, 3.00%, 10/25/2049	8,572	7,422
Series 5072, Class QC, 1.00%, 10/25/2050	7,351	5,601
Series 5190, Class PH, 2.50%, 2/25/2052	6,045	5,325
FHLMC, STRIPS
Series 264, Class 30, 3.00%, 7/15/2042	2,971	2,640
Series 267, Class 30, 3.00%, 8/15/2042	1,733	1,535
Series 406, PO, 10/25/2053	9,169	7,257
FHLMC, Structured Pass-Through Certificates, Whole Loan
Series T-54, Class 2A, 6.50%, 2/25/2043	924	923
Series T-56, Class A, PO, 5/25/2043	600	460
Series T-51, Class 1A, 6.50%, 9/25/2043 (a)	842	857
FNMA, Grantor Trust Series 2017-T1, Class A, 2.90%, 6/25/2027	28,750	26,928
FNMA, Grantor Trust, Whole Loan Series 2004-T1, Class 1A2, 6.50%, 1/25/2044	119	120
FNMA, REMIC
Series 2010-117, Class DY, 4.50%, 10/25/2025	591	586
Series 2010-155, Class B, 3.50%, 1/25/2026	482	473
Series 1998-58, Class PC, 6.50%, 10/25/2028	113	113
Series 2000-8, Class Z, 7.50%, 2/20/2030	52	53
Series 2002-92, Class FB, 6.09%, 4/25/2030 (a)	128	128
Series 2001-33, Class ID, IO, 6.00%, 7/25/2031	81	11
Series 2003-67, Class SA, IF, 10.15%, 10/25/2031 (a)	16	17
Series 2011-145, Class PB, 3.50%, 1/25/2032	6,928	6,635
Series 2012-100, Class AY, 3.00%, 9/25/2032	5,750	5,393
Series 2013-50, Class YO, PO, 1/25/2033	1,874	1,498
Series 2003-21, Class PZ, 4.50%, 3/25/2033	640	609
Series 2013-106, Class PY, 3.00%, 10/25/2033	3,548	3,315
Series 2013-130, Class GY, 3.50%, 1/25/2034	3,699	3,432
Series 2014-2, Class QB, 3.00%, 2/25/2034	2,745	2,540
Series 2004-46, Class QD, IF, 2.25%, 3/25/2034 (a)	70	67
Series 2004-54, Class FL, 5.84%, 7/25/2034 (a)	242	241
Series 2015-11, Class AQ, 3.00%, 3/25/2035	4,913	4,508
Series 2005-22, Class EH, 5.00%, 4/25/2035	1,298	1,285
Series 2015-28, Class GB, 3.50%, 5/25/2035	4,000	3,738
Series 2015-41, Class AY, 3.00%, 6/25/2035	4,653	4,146
Series 2006-3, Class SB, IF, IO, 1.26%, 7/25/2035 (a)	194	2
Series 2015-51, Class LY, 3.00%, 7/25/2035	3,092	2,864
Series 2005-58, Class EP, 5.50%, 7/25/2035	97	98
Series 2015-59, Class EB, 3.00%, 8/25/2035	4,871	4,503
Series 2005-83, Class LA, 5.50%, 10/25/2035	169	169

JPMorgan Government Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2015-65, Class LD, 3.50%, 1/25/2036	7,057	6,469
Series 2005-116, Class PC, 6.00%, 1/25/2036	654	656
Series 2006-51, Class FP, 5.79%, 3/25/2036 (a)	852	848
Series 2016-28, Class DW, 3.50%, 5/25/2036	4,491	4,044
Series 2006-81, Class FA, 5.79%, 9/25/2036 (a)	16	16
Series 2006-110, PO, 11/25/2036	175	145
Series 2007-76, Class PE, 6.00%, 8/25/2037	519	532
Series 2010-47, Class MB, 5.00%, 9/25/2039	1,237	1,226
Series 2010-11, Class CB, 4.50%, 2/25/2040	65	62
Series 2010-4, Class SL, IF, 10.08%, 2/25/2040 (a)	46	34
Series 2012-115, Class ME, 1.75%, 3/25/2042	1,568	1,423
Series 2012-60, Class EP, 3.00%, 4/25/2042	687	631
Series 2012-50, Class HY, 4.00%, 5/25/2042	5,566	4,786
Series 2012-141, Class PB, 2.50%, 12/25/2042	3,305	2,593
Series 2012-139, Class JA, 3.50%, 12/25/2042	2,588	2,369
Series 2013-128, Class AO, PO, 12/25/2043	4,031	2,967
Series 2024-6, Class AL, 2.00%, 3/25/2044	11,863	8,492
Series 2015-48, Class DE, 3.00%, 10/25/2044	11,897	10,579
Series 2016-45, Class PC, 3.00%, 9/25/2045	5,007	4,465
Series 2016-38, Class NA, 3.00%, 1/25/2046	5,842	5,242
Series 2019-71, Class CA, 2.50%, 7/25/2046	10,682	9,566
Series 2019-38, Class PC, 3.00%, 2/25/2048	5,154	4,675
Series 2019-65, Class PA, 2.50%, 5/25/2048	5,802	5,080
Series 2019-34, Class WA, 3.50%, 8/25/2048	5,367	5,050
Series 2019-42, Class KA, 3.00%, 7/25/2049	9,084	7,991
Series 2019-81, Class JA, 2.50%, 9/25/2049	9,543	7,953
Series 2019-77, Class ZL, 3.00%, 1/25/2050	20,146	17,089
Series 2020-12, Class JC, 2.00%, 3/25/2050	18,487	15,044
FNMA, REMIC Trust, Whole Loan
Series 1999-W4, Class A9, 6.25%, 2/25/2029	27	26
Series 2002-W7, Class A4, 6.00%, 6/25/2029	403	396
Series 2003-W1, Class 1A1, 4.76%, 12/25/2042 (a)	255	248
Series 2003-W1, Class 2A, 5.27%, 12/25/2042 (a)	148	145
Series 2005-W1, Class 1A2, 6.50%, 10/25/2044	838	847
Series 2009-W1, Class A, 6.00%, 12/25/2049	209	211
GNMA
Series 2004-27, Class PD, 5.50%, 4/20/2034	691	688
Series 2008-15, Class NB, 4.50%, 2/20/2038	184	181
Series 2008-40, Class SA, IF, IO, 0.97%, 5/16/2038 (a)	1,019	51
Series 2009-42, Class TX, 4.50%, 6/20/2039	2,965	2,891
Series 2009-69, Class WM, 5.50%, 8/20/2039	782	785
Series 2011-29, Class Z, 5.00%, 5/20/2040	12,104	11,753
Series 2012-126, Class BE, 2.00%, 10/20/2042	4,000	3,050
Series 2019-123, Class MA, 3.00%, 10/20/2049	10,372	9,045
Series 2020-133, Class KB, 1.00%, 8/20/2050	8,705	6,741
Total Collateralized Mortgage Obligations (Cost $439,724)		391,841

JPMorgan Government Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — 9.6%
FHLMC Series K753, Class A2, 4.40%, 10/25/2030	7,805	7,576
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K067, Class A2, 3.19%, 7/25/2027	6,558	6,215
Series K087, Class A1, 3.59%, 10/25/2027	3,813	3,706
Series W5FX, Class AFX, 3.21%, 4/25/2028 (a)	3,436	3,206
Series K078, Class A2, 3.85%, 6/25/2028	5,779	5,548
Series K088, Class A2, 3.69%, 1/25/2029	8,700	8,263
Series K158, Class A1, 3.90%, 7/25/2030	8,207	7,940
Series K-1511, Class A1, 3.28%, 10/25/2030	8,587	8,117
Series K149, Class A2, 3.53%, 8/25/2032	6,000	5,437
Series K-1511, Class A3, 3.54%, 3/25/2034	10,000	8,877
Series K-1512, Class A3, 3.06%, 4/25/2034	10,000	8,471
Series Q007, Class APT2, 3.61%, 10/25/2047 (a)	1,876	1,857
Series Q013, Class APT2, 1.16%, 5/25/2050 (a)	9,662	8,728
FNMA ACES
Series 2017-M3, Class A2, 2.46%, 12/25/2026 (a)	4,401	4,129
Series 2017-M4, Class A2, 2.55%, 12/25/2026 (a)	4,287	4,031
Series 2017-M7, Class A2, 2.96%, 2/25/2027 (a)	3,614	3,422
Series 2018-M4, Class A2, 3.06%, 3/25/2028 (a)	11,322	10,619
Series 2018-M8, Class A2, 3.30%, 6/25/2028 (a)	8,970	8,450
Series 2019-M1, Class A2, 3.55%, 9/25/2028 (a)	9,160	8,715
Series 2019-M5, Class A2, 3.27%, 2/25/2029	8,463	7,890
Series 2022-M2S, Class A2, 3.75%, 8/25/2032 (a)	4,800	4,416
Series 2023-M8, Class A2, 4.47%, 3/25/2033 (a)	6,000	5,786
Series 2019-M31, Class A2, 2.85%, 4/25/2034	5,500	4,552
Series 2020-M8, Class AL, 2.01%, 3/25/2035	17,896	13,484
Series 2020-M24, Class A3, 1.75%, 1/25/2037	15,000	11,370
Series 2019-M14, Class AL2, 3.07%, 4/25/2048	7,806	6,868
Total Commercial Mortgage-Backed Securities (Cost $199,992)		177,673
U.S. Government Agency Securities — 3.3%
FFCB Funding Corp.
5.75%, 5/11/2026	10,000	10,153
3.33%, 4/28/2037	15,000	12,678
FNMA 6.25%, 5/15/2029	10,000	10,748
Resolution Funding Corp. STRIPS
DN, 25.91%, 4/15/2028 (c)	15,000	12,534
DN, 6.78%, 1/15/2030 (c)	15,700	11,981
DN, 24.82%, 4/15/2030 (c)	5,000	3,766
Total U.S. Government Agency Securities (Cost $64,830)		61,860

JPMorgan Government Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 3.7%
Investment Companies — 3.7%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 5.17% (d) (e) (Cost $67,743)	67,743	67,743
Total Investments — 100.0% (Cost $2,075,576)		1,847,807
Liabilities in Excess of Other Assets — (0.0)% ^		(634)
NET ASSETS — 100.0%		1,847,173

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of May 31, 2024.
DN	Discount Notes
FFCB	Federal Farm Credit Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of May 31, 2024. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REMIC	Real Estate Mortgage Investment Conduit
STRIPS
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

UMBS	Uniform Mortgage-Backed Securities

^	Amount rounds to less than 0.1% of net assets.
(a)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2024.

(b)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(c)	The rate shown is the effective yield as of May 31, 2024.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of May 31, 2024.

JPMorgan Government Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values ("NAV") per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Collateralized Mortgage Obligations	$—	$391,841	$—	$391,841
Commercial Mortgage-Backed Securities	—	177,673	—	177,673
Mortgage-Backed Securities	—	505,346	—	505,346
U.S. Government Agency Securities	—	61,860	—	61,860
U.S. Treasury Obligations	—	643,344	—	643,344

JPMorgan Government Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Short-Term Investments
Investment Companies	$67,743	$—	$—	$67,743
Total Investments in Securities	$67,743	$1,780,064	$—	$1,847,807
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2024
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2024	Shares at May 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 5.17% (a) (b)	$48,936	$83,806	$64,999	$—	$—	$67,743	67,743	$719	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2024.